Transactions and Balances with Related Parties (Details) € in Thousands, ₪ in Thousands, $ in Thousands			1 Months Ended	12 Months Ended
	Aug. 12, 2021 EUR (€)	Aug. 12, 2021 ILS (₪)	Dec. 30, 2008 USD ($)	Dec. 31, 2023 EUR (€)	Dec. 31, 2023 ILS (₪)
Transactions and Balances with Related Parties (Details) [Line Items]
Company’s shareholders				€ 60	₪ 239
Conversion amount					46,933
Shareholders loans portion					₪ 23,467
Kanir and Meisaf [Member]
Transactions and Balances with Related Parties (Details) [Line Items]
Aggregate annual management fee	€ 345	₪ 1,386	$ 400
Kanir And Keystone R P Holdings And Investments Ltd Member
Transactions and Balances with Related Parties (Details) [Line Items]
Aggregate annual management fee	€ 449	1,800,000
Kanir [Member]
Transactions and Balances with Related Parties (Details) [Line Items]
Aggregate annual management fee		660
Keystone [Member]
Transactions and Balances with Related Parties (Details) [Line Items]
Aggregate annual management fee		₪ 1,140